UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22417

                          Destra Investment Trust
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
                               Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
100 Fillmore Street, Suite 325
                                 Denver, CO 80206
 (Name and address of agent for service)

Registrant's telephone number, including area code:      1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
December 31, 2014 (unaudited)
Number
of
Shares	Description	Fair Value

	Common Stocks - 96.6%

	Energy - 22.1%
39,904	Energy Transfer Equity LP	$2,289,691
39,110	Energy Transfer Partners LP	2,542,150
25,748	Ensco PLC - Class A (United Kingdom)	771,153
71,931	Enterprise Products Partners LP	2,598,148
21,767	Golar LNG Ltd. (Bermuda)	793,842
47,868	Kinder Morgan, Inc.	2,025,295
25,810	MarkWest Energy Partners LP	1,734,174
21,930	ONEOK Partners LP	869,086
25,427	Plains All American Pipeline LP	1,304,914
23,557	Spectra Energy Corp.	855,119
47,180	The Williams Cos., Inc.	2,120,269
		17,903,841
	Financials - 21.2%
102,907	Ares Capital Corp.	1,605,864
17,963	Bank of Montreal (Canada)	1,270,523
29,023	CME Group, Inc. - Class A	2,572,889
34,597	Digital Realty Trust, Inc.	2,293,781
29,997	HCP, Inc.	1,320,768
39,021	Host Hotels & Resorts, Inc.	927,529
55,214	Lamar Advertising Co. - Class A	2,961,679
28,404	OMEGA Healthcare Investors, Inc.	1,109,744
27,784	Senior Housing Properties Trust	614,304
69,181	Weyerhaeuser Co.	2,482,906
		17,159,987
	Health Care - 17.6%
32,917	AbbVie, Inc.	2,154,088
22,121	Baxter International, Inc.	1,621,248
41,764	GlaxoSmithKline PLC, ADR (United Kingdom)	1,784,993
26,545	Johnson & Johnson	2,775,811
43,888	Merck & Co., Inc.	2,492,400
19,732	Novartis AG, ADR (Switzerland)	1,828,367
52,205	Pfizer, Inc.	1,626,186
		14,283,093
	Industrials - 5.7%
23,094	Eaton Corp. PLC	1,569,468
120,252	General Electric Co.	3,038,768
		4,608,236
	Information Technology - 14.0%
71,229	Cisco Systems, Inc.	1,981,235
32,426	Intel Corp.	1,176,740
44,154	Maxim Integrated Products, Inc.	1,407,188
31,058	Microchip Technology, Inc.	1,401,026
54,152	Microsoft Corp.	2,515,360
31,235	Seagate Technology PLC	2,077,127
105,631	STMicroelectronics NV - NY Shares (Switzerland)	789,064
		11,347,740
	Materials - 2.9%
30,051	LyondellBasell Industries NV - Class A	2,385,749

	Telecommunication Services - 5.7%
51,763	AT&T, Inc.	1,738,719
15,043	BCE, Inc. (Canada)	689,872
18,670	Verizon Communications, Inc.	873,383
38,756	Vodafone Group PLC, ADR (United Kingdom)	1,324,293
		4,626,267
	Utilities - 7.4%
53,975	American Water Works Co., Inc.	2,876,867
16,435	National Grid PLC, ADR (United Kingdom)	1,161,297
46,454	NiSource, Inc.	1,970,579
		6,008,743

Number
of
Shares	Description	Fair Value

	Total Common Stocks
	(Cost $69,112,769)	$78,323,656

	Money Market Mutual Funds - 3.2%
2,599,296	Fidelity Institutional Money Market Prime, 0.01% (a)
	(Cost $2,599,296)	2,599,296

	Total Investments - 99.8%
	(Cost $71,712,065)	80,922,952
	Other Assets in excess of Liabilities - 0.2%	174,110
	Net Assets - 100.0%	$81,097,062

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$793,842	1.0%
Canada	1,960,395	2.4
Switzerland	2,617,431	3.2
United Kingdom	5,041,736	6.2
United States	70,509,548	87.0
Total Investments	80,922,952	99.8
Other Assets less Liabilities	174,110	0.2
Net Assets	$81,097,062	100.0%

ADR	-	American Depositary Receipt
LP	-	Limited Partnership
PLC	-	Public Limited Company

(a)	Interest rate shown reflects yield as of December 31, 2014.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2014, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Dividend Total Return Fund	$71,808,614	$11,257,890	$(2,143,552)	$9,114,338

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair
Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Fund’s investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2014:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,323,656	$-	$-	$78,323,656
Money Market Mutual Funds	2,599,296	-	-	2,599,296
Total	$80,922,952	$-	$-	$80,922,952
*  Please refer to the Portfolio of Investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended December 31, 2014.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)*	/s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date	February 23, 2015

By (Signature and Title)*	/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date	February 23, 2015

* Print the name and title of each signing officer under his or her signature.